Summary of significant accounting policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator for basic and diluted earnings per shares
Net (Loss) Income	$ (11,347)	$ 408	$ (1,466)	$ (4,273)	$ 20,318	$ 22,312
Denominator
Denominator for basic earnings per ordinary share - weighted average shares outstanding	25,147,286	24,311,199	24,975,165	24,276,947	24,347,620	20,677,067
Effect of dilutive warrants and earnout shares	0	3,675,640	0	0	3,390,059	37,208
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	25,147,286	27,986,839	24,975,165	24,276,947	27,737,679	20,714,275
Basic earnings per ordinary share (in dollars per share)	$ (0.45)	$ 0.02	$ (0.06)	$ (0.18)	$ 0.83	$ 1.08
Diluted earnings per ordinary share (in dollars per share)	$ (0.45)	$ 0.01	$ (0.06)	$ (0.18)	$ 0.73	$ 1.08